Cash and cash equivalents (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents.
Restricted cash	£ 15	£ 13
Cash held in countries with foreign exchange regulations	70	69
Cash at bank and in hand	1,080	1,713
Money market funds	153	236
Short-term bank deposits	329	221
Cash and cash equivalents in the Consolidated Balance Sheet	1,562	2,170
Bank overdraft	(730)	(1,291)
Cash and cash equivalents in the Consolidated Cash Flow Statement	£ 832	£ 879	£ 242	£ 551